Other Income - Summary of Other Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Operating Income [abstract]
Other income	€ 77	€ 68	€ 200